PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2016	2015
Cost
Buildings	$5,179,324	$4,944,672
Furniture, fixtures and equipment	898,038	885,724
Leasehold improvements	755,804	775,422
Plant and gaming machinery	225,146	228,591
Transportation	87,281	88,590
Construction in progress	652,662	563,720

Sub-total	7,798,255	7,486,719
Less: accumulated depreciation and amortization	(2,142,432)	(1,726,490)

Property and equipment, net	$5,655,823	$5,760,229